As filed with the Securities and Exchange Commission on May 25, 2016

File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 80
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 81

CITY NATIONAL ROCHDALE FUNDS
(Formerly, CNI Charter Funds)
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ X ]	immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)

Please Send Copy of Communications to:

Michael Glazer
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071

EXPLANATORY NOTE

This Post-Effective Amendment No. 80 relates to the City National Rochdale Emerging Markets Fund (the “Fund”), a separate series of City National Rochdale Funds (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for Class Y shares of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 80 to Registration Statement No. 333–16093 to be signed on its behalf by the undersigned, duly authorized, in the City of Beverly Hills, the State of California, on this 25th day of May, 2016.

CITY NATIONAL ROCHDALE FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on May 25, 2016.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	May 25, 2016
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Treasurer	May 25, 2016
Eric Kleinschmidt

/s/ Vernon C. Kozlen*	Trustee	May 25, 2016
Vernon C. Kozlen

/s/ James R. Wolford*	Trustee	May 25, 2016
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	May 25, 2016
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	May 25, 2016
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	May 25, 2016
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	May 25, 2016
Jon C. Hunt

*By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase